Stockholders’ Equity (Details Narrative) ₪ / shares in Units, ₪ in Thousands	1 Months Ended
	Feb. 28, 2022 $ / shares shares	Jun. 30, 2022 ₪ / shares shares	Jun. 29, 2022 ILS (₪) ₪ / shares shares	Jun. 28, 2022 ILS (₪) shares	Dec. 31, 2021 ₪ / shares shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, authorized value | ₪			₪ 3,000,000	₪ 500,000
Common Stock, Shares Authorized		300,000,000	300,000,000	50,000,000	300,000,000
Common Stock, Par or Stated Value Per Share | ₪ / shares		₪ 0.01	₪ 0.01		₪ 0.01
Officers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options granted to purchase ordinary shares	40,000
Options exercisable, price per share | $ / shares	$ 1.61
Options, term	10 years
Options vested, term	4 years